UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             ---------------

                    Date of reporting period: June 30, 2017
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  COMMERCIAL SERVICES & SUPPLIES - 0.5%
         155,309  Pitney Bowes, Inc. .................................................  $     2,345,166
          53,591  West Corp. .........................................................        1,249,742
                                                                                        ---------------
                                                                                              3,594,908
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 10.4%
          11,191  ADTRAN, Inc. .......................................................          231,094
       1,834,361  Cisco Systems, Inc. ................................................       57,415,499
          37,508  Harris Corp. .......................................................        4,091,373
           7,776  InterDigital, Inc. .................................................          601,085
          86,037  Juniper Networks, Inc. .............................................        2,398,711
          56,840  Motorola Solutions, Inc. ...........................................        4,930,302
         490,858  Nokia Oyj, ADR .....................................................        3,023,685
           6,260  Plantronics, Inc. ..................................................          327,461
          82,745  Telefonaktiebolaget LM Ericsson, ADR ...............................          593,282
                                                                                        ---------------
                                                                                             73,612,492
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 15.2%
         375,275  AT&T, Inc. .........................................................       14,159,126
          24,048  ATN International, Inc. ............................................        1,645,845
         318,910  BCE, Inc. ..........................................................       14,363,706
         105,778  BT Group PLC, ADR ..................................................        2,053,151
         579,533  Centurylink, Inc. ..................................................       13,839,248
         102,009  Chunghwa Telecom Co., Ltd., ADR ....................................        3,592,757
          29,934  Cogent Communications Holdings, Inc. ...............................        1,200,353
         286,242  Consolidated Communications Holdings, Inc. .........................        6,145,616
      11,037,676  Frontier Communications Corp. ......................................       12,803,704
          56,069  Telecom Argentina S.A., ADR ........................................        1,420,789
         346,409  Telefonica S.A., ADR ...............................................        3,599,190
         120,860  Telekomunikasi Indonesia Persero Tbk PT, ADR .......................        4,069,356
         424,900  TELUS Corp. ........................................................       14,667,548
         310,020  Verizon Communications, Inc. .......................................       13,845,493
                                                                                        ---------------
                                                                                            107,405,882
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
          23,057  CDW Corp. ..........................................................        1,441,754
         292,385  Corning, Inc. ......................................................        8,786,169
           5,627  SYNNEX Corp. .......................................................          675,015
                                                                                        ---------------
                                                                                             10,902,938
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.9%
         121,729  Garmin Ltd. ........................................................        6,211,831
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.8%
          13,164  j2 Global, Inc. ....................................................        1,120,125
          14,584  NetEase, Inc., ADR .................................................        4,384,388
                                                                                        ---------------
                                                                                              5,504,513
                                                                                        ---------------

                  IT SERVICES - 9.8%
          30,048  Amdocs Ltd. ........................................................        1,936,894
          10,523  CSG Systems International, Inc. ....................................          427,023


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  IT SERVICES (CONTINUED)
          35,748  CSRA, Inc. .........................................................  $     1,134,999
          11,310  DST Systems, Inc. ..................................................          697,827
           5,426  Forrester Research, Inc. ...........................................          212,428
         158,232  Infosys Technologies Ltd., ADR .....................................        2,376,645
         378,938  International Business Machines Corp. ..............................       58,292,033
          57,450  Leidos Holdings, Inc. ..............................................        2,969,590
          11,775  Science Applications International Corp. ...........................          817,420
                                                                                        ---------------
                                                                                             68,864,859
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 28.2%
         120,825  Analog Devices, Inc. ...............................................        9,400,185
         154,689  Applied Materials, Inc. ............................................        6,390,202
          22,529  ASML Holding N.V., ADR .............................................        2,935,754
          84,397  Broadcom Ltd. ......................................................       19,668,721
          16,695  Brooks Automation, Inc. ............................................          362,114
           4,087  Cabot Microelectronics Corp. .......................................          301,743
         171,070  Cypress Semiconductor Corp. ........................................        2,335,105
       1,601,701  Intel Corp. ........................................................       54,041,392
          52,760  KLA-Tencor Corp. ...................................................        4,828,068
          25,746  Lam Research Corp. .................................................        3,641,257
         115,307  Marvell Technology Group Ltd. ......................................        1,904,872
         125,896  Maxim Integrated Products, Inc. ....................................        5,652,730
          65,520  Microchip Technology, Inc. .........................................        5,056,834
           7,486  MKS Instruments, Inc. ..............................................          503,808
           5,550  Monolithic Power Systems, Inc. .....................................          535,020
           3,881  Power Integrations, Inc. ...........................................          282,925
         504,953  QUALCOMM, Inc. .....................................................       27,883,505
           7,886  Silicon Motion Technology Corp., ADR ...............................          380,342
          31,488  Skyworks Solutions, Inc. ...........................................        3,021,274
         470,315  Taiwan Semiconductor Manufacturing Co., Ltd., ADR ..................       16,442,212
          23,100  Teradyne, Inc. .....................................................          693,693
         350,573  Texas Instruments, Inc. ............................................       26,969,581
          81,038  Xilinx, Inc. .......................................................        5,212,364
          21,305  Xperi Corp. ........................................................          634,889
                                                                                        ---------------
                                                                                            199,078,590
                                                                                        ---------------

                  SOFTWARE - 15.3%
           4,602  Blackbaud, Inc. ....................................................          394,621
         221,477  CA, Inc. ...........................................................        7,634,312
          21,452  CDK Global, Inc. ...................................................        1,331,311
           2,822  Ebix, Inc. .........................................................          152,106
          39,705  Intuit, Inc. .......................................................        5,273,221
         828,142  Microsoft Corp. ....................................................       57,083,828
          15,656  Monotype Imaging Holdings, Inc. ....................................          286,505
           5,465  Nice Ltd., ADR .....................................................          430,205
          61,431  Open Text Corp. ....................................................        1,937,534
         637,116  Oracle Corp. .......................................................       31,944,996
           8,666  SAP SE, ADR ........................................................          907,070


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SOFTWARE (CONTINUED)
          22,407  SS&C Technologies Holdings, Inc. ...................................  $       860,653
                                                                                        ---------------
                                                                                            108,236,362
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 12.2%
         378,617  Apple, Inc. ........................................................       54,528,420
          14,146  Canon, Inc., ADR ...................................................          481,247
         349,215  Hewlett Packard Enterprise Co. .....................................        5,793,477
          42,553  Logitech International S.A. ........................................        1,559,993
          83,969  NetApp, Inc. .......................................................        3,362,958
         283,262  Seagate Technology PLC .............................................       10,976,403
         106,787  Western Digital Corp. ..............................................        9,461,328
                                                                                        ---------------
                                                                                             86,163,826
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 5.0%
          22,433  NTT DoCoMo, Inc., ADR ..............................................          530,540
         310,020  Rogers Communications, Inc. ........................................       14,636,044
          29,054  Shenandoah Telecommunications Co. ..................................          891,958
         156,969  Telephone & Data Systems, Inc. .....................................        4,355,890
          40,731  TIM Participacoes S.A., ADR ........................................          602,819
       3,726,638  VEON Ltd., ADR .....................................................       14,571,155
                                                                                        ---------------
                                                                                             35,588,406
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................      705,164,607
                  (Cost $647,774,163) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................        1,573,395
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   706,738,002
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,980,896 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $33,590,452.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   705,164,607  $ 705,164,607  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     UNITS                                    DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS - 20.1%

                  ENERGY EQUIPMENT & SERVICES - 1.5%
         778,815  USA Compression Partners, L.P.......................................  $    12,741,414
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 18.6%
         412,132  Black Stone Minerals, L.P...........................................        6,495,200
         105,129  Buckeye Partners, L.P...............................................        6,720,897
         159,010  Cheniere Energy Partners, L.P.......................................        5,151,924
         232,741  DCP Midstream Partners, L.P.........................................        7,873,628
         370,048  Energy Transfer Partners L.P........................................        7,545,279
         494,479  EnLink Midstream Partners, L.P......................................        8,386,364
         212,478  Enterprise Products Partners, L.P...................................        5,753,904
          52,912  EQT Midstream Partners, L.P.........................................        3,948,823
         275,448  Genesis Energy, L.P.................................................        8,739,965
         488,903  Golar LNG Partners, L.P.............................................        9,812,283
         488,917  KNOT Offshore Partners, L.P.........................................       11,220,645
          59,923  Magellan Midstream Partners, L.P....................................        4,270,712
         190,470  NuStar Energy, L.P..................................................        8,881,616
         409,473  PBF Logistics, L.P..................................................        7,984,723
          79,786  Phillips 66 Partners, L.P...........................................        3,943,024
         108,098  Shell Midstream Partners, L.P.......................................        3,275,369
         131,372  Spectra Energy Partners, L.P........................................        5,635,859
         325,970  Sprauge Resources, L.P..............................................        9,192,354
         403,672  Summit Midstream Partners, L.P......................................        9,143,171
         120,075  Tallgrass Energy Partners, L.P......................................        6,014,557
          86,297  Tesoro Logistics, L.P...............................................        4,460,692
          99,508  Western Gas Partners, L.P...........................................        5,566,478
         254,910  Western Refining Logistics, L.P.....................................        6,538,441
         401,209  World Point Terminals, L.P..........................................        6,932,892
                                                                                        ---------------
                                                                                            163,488,800
                                                                                        ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS...................................      176,230,214
                  (Cost $171,246,676)                                                   ---------------

                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 18.7%

                  BANKS - 9.3%
         232,044  Bank of America Corp., Series 3 .............    6.38%       (a)            5,961,210
         230,619  Bank of America Corp., Series D .............    6.20%       (a)            5,926,908
         288,115  Barclays Bank PLC, Series 5 .................    8.13%       (a)            7,660,978
         197,406  Citigroup, Inc., Series J (b)................    7.13%       (a)            5,902,439
         248,317  GMAC Capital Trust I, Series 2 (c)...........    6.97%     02/15/40         6,505,906
         266,424  HSBC Holdings PLC ...........................    8.13%       (a)            7,252,061
         270,914  HSBC Holdings PLC, Series 2 .................    8.00%       (a)            7,263,204
         256,220  Merrill Lynch Capital Trust III (b)..........    7.38%     09/15/67         6,687,342
         301,580  National Westminster Bank PLC, Series C .....    7.76%       (a)            7,916,475
         245,914  Royal Bank of Scotland Group PLC, Series S ..    6.60%       (a)            6,366,714
         263,467  Royal Bank of Scotland, Series H ............    7.25%       (a)            6,992,414
         286,646  Wells Fargo & Co., Series J .................    8.00%       (a)            7,426,998
                                                                                        ---------------
                                                                                             81,862,649
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  CAPITAL MARKETS - 0.8%
         273,735  Deutsche Bank Contingent Capital Trust V ....    8.05%       (a)      $     7,289,563
                                                                                        ---------------

                  CONSUMER FINANCE - 0.7%
         238,071  Discover Financial Services, Series B .......    6.50%       (a)            6,137,470
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
         264,841  Qwest Corp. .................................    7.00%     07/01/52         6,703,126
         265,366  Qwest Corp. .................................    7.00%     04/01/52         6,750,911
                                                                                        ---------------
                                                                                             13,454,037
                                                                                        ---------------

                  INSURANCE - 2.3%
         292,669  Aegon N.V. ..................................    6.97%     02/15/24         7,585,981
         222,073  Allstate Corp., Series C ....................    6.75%       (a)            6,000,412
         254,281  Arch Capital Group Ltd., Series C ...........    6.75%       (a)            6,522,308
                                                                                        ---------------
                                                                                             20,108,701
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.7%
         286,014  Annaly Capital Management, Inc., Series C ...    7.63%       (a)            7,373,441
         283,212  Annaly Capital Management, Inc., Series D ...    7.50%       (a)            7,219,074
                                                                                        ---------------
                                                                                             14,592,515
                                                                                        ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.9%
         290,985  FelCor Lodging Trust, Inc., Series A ........    1.95%       (a)            8,118,481
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.5%
         260,509  Telephone & Data Systems, Inc. ..............    7.00%     03/15/60         6,674,241
         253,759  United States Cellular Corp. ................    6.95%     05/15/60         6,491,155
                                                                                        ---------------
                                                                                             13,165,396
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES..................................      164,728,812
                  (Cost $166,882,615)                                                   ---------------

$50 PAR PREFERRED SECURITIES - 1.2%

                  OIL, GAS & CONSUMABLE FUELS - 1.2%
         242,934  Kinder Morgan, Inc./DE, Series A ............    9.75%     10/26/18        10,659,944
                  (Cost $10,637,613)                                                    ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 19.9%

                  AUTOMOBILES - 1.1%
         447,623  Ford Motor Co.......................................................  $     5,008,901
         123,059  General Motors Co...................................................        4,298,451
                                                                                        ---------------
                                                                                              9,307,352
                                                                                        ---------------

                  BANKS - 1.7%
         186,408  Old National Bancorp................................................        3,215,538
         224,346  People's United Financial, Inc......................................        3,961,951
         203,392  Umpqua Holdings Corp................................................        3,734,277
         315,620  Valley National Bancorp.............................................        3,727,472
                                                                                        ---------------
                                                                                             14,639,238
                                                                                        ---------------

                  BEVERAGES - 0.3%
          68,866  Coca-Cola (The) Co..................................................        3,088,640
                                                                                        ---------------

                  BIOTECHNOLOGY - 0.4%
          52,896  AbbVie, Inc.........................................................        3,835,489
                                                                                        ---------------

                  CAPITAL MARKETS - 0.3%
          41,732  T. Rowe Price Group, Inc............................................        3,096,932
                                                                                        ---------------

                  CHEMICALS - 0.5%
          47,404  LyondellBasell Industries N.V., Class A.............................        4,000,424
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.3%
          94,780  Cisco Systems, Inc..................................................        2,966,614
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.4%
          60,182  International Paper Co..............................................        3,406,903
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
         102,099  Verizon Communications, Inc.........................................        4,559,741
                                                                                        ---------------

                  ELECTRIC UTILITIES - 4.4%
          71,048  Alliant Energy Corp.................................................        2,853,998
          44,951  American Electric Power Co., Inc....................................        3,122,746
          54,291  Entergy Corp........................................................        4,167,920
          96,978  Exelon Corp.........................................................        3,497,997
         156,517  FirstEnergy Corp....................................................        4,564,036
         120,326  Great Plains Energy, Inc............................................        3,523,145
         106,217  Hawaiian Electric Industries, Inc...................................        3,439,306
          90,799  OGE Energy Corp.....................................................        3,158,897
          96,033  PPL Corp............................................................        3,712,636
          84,569  Southern (The) Co...................................................        4,049,164
          60,839  Xcel Energy, Inc....................................................        2,791,293
                                                                                        ---------------
                                                                                             38,881,138
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.7%
          37,555  Eaton Corp. PLC.....................................................        2,922,905
          50,998  Emerson Electric Co.................................................        3,040,501
                                                                                        ---------------
                                                                                              5,963,406
                                                                                        ---------------

                  FOOD PRODUCTS - 0.3%
          55,989  General Mills, Inc..................................................        3,101,791
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOUSEHOLD DURABLES - 0.8%
          73,369  Garmin Ltd..........................................................  $     3,744,020
          87,931  MDC Holdings, Inc...................................................        3,106,602
                                                                                        ---------------
                                                                                              6,850,622
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.3%
          33,372  Procter & Gamble (The) Co...........................................        2,908,370
                                                                                        ---------------

                  INSURANCE - 0.4%
         175,049  Old Republic International Corp.....................................        3,418,707
                                                                                        ---------------

                  IT SERVICES - 0.7%
          21,781  International Business Machines Corp................................        3,350,571
         164,999  Western Union (The) Co..............................................        3,143,231
                                                                                        ---------------
                                                                                              6,493,802
                                                                                        ---------------

                  MEDIA - 0.8%
          60,231  Meredith Corp.......................................................        3,580,733
         182,410  Regal Entertainment Group, Class A..................................        3,732,109
                                                                                        ---------------
                                                                                              7,312,842
                                                                                        ---------------

                  METALS & MINING - 0.5%
          63,041  Compass Minerals International, Inc.................................        4,116,577
                                                                                        ---------------

                  MULTI-UTILITIES - 2.9%
          53,040  Ameren Corporation..................................................        2,899,697
          76,259  Avista Corp.........................................................        3,237,957
          39,143  Consolidated Edison, Inc............................................        3,163,537
          43,438  Dominion Energy, Inc................................................        3,328,654
          52,022  NorthWestern Corp...................................................        3,174,382
          79,845  Public Service Enterprise Group, Inc................................        3,434,134
          49,183  SCANA Corp..........................................................        3,295,753
          50,230  WEC Energy Group, Inc...............................................        3,083,117
                                                                                        ---------------
                                                                                             25,617,231
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
          39,601  Phillips 66.........................................................        3,274,607
                                                                                        ---------------

                  PHARMACEUTICALS - 0.4%
         104,822  Pfizer, Inc.........................................................        3,520,971
                                                                                        ---------------

                  SOFTWARE - 0.4%
          93,056  CA, Inc.............................................................        3,207,640
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.4%
          70,574  Coach, Inc..........................................................        3,340,973
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 0.6%
         376,835  New York Community Bancorp, Inc.....................................        4,947,844
                                                                                        ---------------

                  TOBACCO - 0.4%
          42,086  Altria Group, Inc...................................................        3,134,144
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................      174,991,998
                  (Cost $169,128,094)                                                   ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 20.0%

                  HEALTH CARE REITS - 2.7%
          92,304  LTC Properties, Inc.................................................  $     4,743,503
         524,428  Medical Properties Trust, Inc.......................................        6,749,388
          63,045  National Health Investors, Inc......................................        4,993,164
         227,169  Omega Healthcare Investors, Inc.....................................        7,501,120
                                                                                        ---------------
                                                                                             23,987,175
                                                                                        ---------------

                  HOTEL & RESORT REITS - 3.0%
         284,221  Chesapeake Lodging Trust............................................        6,954,888
         236,451  Host Hotels & Resorts, Inc..........................................        4,319,960
         288,087  RLJ Lodging Trust...................................................        5,724,289
          70,861  Ryman Hospitality Properties, Inc...................................        4,535,813
         279,228  Sunstone Hotel Investors, Inc.......................................        4,501,155
                                                                                        ---------------
                                                                                             26,036,105
                                                                                        ---------------

                  MORTGAGE REITS - 11.8%
         483,708  AGNC Investment Corp................................................       10,298,143
         607,133  Annaly Capital Management, Inc......................................        7,315,953
         493,176  Apollo Commercial Real Estate Finance, Inc..........................        9,148,415
         246,866  Blackstone Mortgage Trust, Inc., Class A............................        7,800,966
         731,587  Capstead Mortgage Corp..............................................        7,630,452
         493,986  Chimera Investment Corp.............................................        9,202,959
         580,111  Invesco Mortgage Capital, Inc.......................................        9,693,655
       1,104,369  MFA Financial, Inc..................................................        9,265,656
         661,866  New Residential Investment Corp.....................................       10,298,635
         370,113  Redwood Trust, Inc..................................................        6,306,726
         366,773  Starwood Property Trust, Inc........................................        8,212,047
         909,444  Two Harbors Investment Corp.........................................        9,012,590
                                                                                        ---------------
                                                                                            104,186,197
                                                                                        ---------------

                  RETAIL REITS - 1.1%
         270,562  Brixmor Property Group, Inc.........................................        4,837,648
         281,596  Kimco Realty Corp...................................................        5,167,287
                                                                                        ---------------
                                                                                             10,004,935
                                                                                        ---------------

                  SPECIALIZED REITS - 1.4%
          72,565  EPR Properties......................................................        5,215,246
         177,813  Gaming and Leisure Properties, Inc..................................        6,698,216
                                                                                        ---------------
                                                                                             11,913,462
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................      176,127,874
                  (Cost $166,390,660)                                                   ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 19.7%

                  CAPITAL MARKETS* - 19.7%
       3,517,788  First Trust Tactical High Yield ETF.................................  $   172,934,458
                  (Cost $172,699,398)                                                   ---------------

                  TOTAL INVESTMENTS - 99.6%...........................................      875,673,300
                  (Cost $856,985,056) (d)

                  NET OTHER ASSETS AND LIABILITIES - 0.4%.............................        3,632,040
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $   879,305,340
                                                                                        ===============

-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2017.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,154,093 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,465,849.

* Represents investment in affiliated fund.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Master Limited Partnerships**.................  $   176,230,214  $ 176,230,214  $            --  $           --
$25 Par Preferred Securities**................      164,728,812    164,728,812               --              --
$50 Par Preferred Securities**................       10,659,944     10,659,944               --              --
Common Stocks**...............................      174,991,998    174,991,998               --              --
Real Estate Investment Trusts**...............      176,127,874    176,127,874               --              --
Exchange-Traded Funds**.......................      172,934,458    172,934,458               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments**...........................  $   875,673,300  $ 875,673,300  $            --  $           --
                                                ===============  =============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 39.8%

                  AIR FREIGHT & LOGISTICS - 0.4%
           1,741  bpost S.A...........................................................  $        42,027
                                                                                        ---------------

                  AUTO COMPONENTS - 0.4%
          36,000  Xinyi Glass Holdings Ltd............................................           35,643
                                                                                        ---------------

                  AUTOMOBILES - 0.7%
             470  Daimler AG..........................................................           34,018
           3,400  Nissan Motor Co., Ltd...............................................           33,796
                                                                                        ---------------
                                                                                                 67,814
                                                                                        ---------------

                  BANKS - 6.2%
          69,426  Agricultural Bank of China Ltd., Class H............................           32,812
           9,000  Aozora Bank Ltd.....................................................           34,248
           1,681  Australia & New Zealand Banking Group Ltd...........................           37,107
          67,400  Bank of China Ltd., Class H.........................................           33,064
          42,732  Bank of Communications Co., Ltd., Class H...........................           30,158
           1,009  Bank of Nova Scotia (The)...........................................           60,697
           4,721  Bendigo & Adelaide Bank Ltd.........................................           40,204
             410  Canadian Imperial Bank of Commerce..................................           33,320
          80,000  China Everbright Bank Co., Ltd, Class H.............................           37,400
             583  Commonwealth Bank of Australia......................................           37,107
          55,402  First Financial Holding Co., Ltd....................................           37,062
          49,950  Industrial & Commercial Bank of China Ltd., Class H.................           33,716
          17,000  Malayan Banking Bhd.................................................           38,137
           3,211  Nordea Bank AB......................................................           40,858
           3,203  Skandinaviska Enskilda Banken AB, Class A...........................           38,742
           1,869  Swedbank AB, Class A................................................           45,545
                                                                                        ---------------
                                                                                                610,177
                                                                                        ---------------

                  CAPITAL MARKETS - 1.2%
           1,866  CI Financial Corp...................................................           39,772
           1,350  IGM Financial, Inc..................................................           41,870
             497  Macquarie Group Ltd.................................................           33,806
                                                                                        ---------------
                                                                                                115,448
                                                                                        ---------------

                  CHEMICALS - 0.3%
          13,685  Nan Ya Plastics Corp................................................           33,965
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.4%
          14,578  Sercomm Corp........................................................           37,859
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 0.3%
           5,000  Okumura Corp........................................................           33,607
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.8%
           2,717  Kinnevik AB, Class B................................................           83,174
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
          12,400  Singapore Telecommunications Ltd....................................           35,036
              76  Swisscom AG.........................................................           36,673
                                                                                        ---------------
                                                                                                 71,709
                                                                                        ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES - 8.0%
          57,253  AusNet Services.....................................................  $        76,348
           7,129  CEZ A.S.............................................................          124,069
          19,882  Contact Energy Ltd..................................................           75,907
           1,809  Emera, Inc..........................................................           67,252
           3,259  Endesa S.A..........................................................           75,078
           1,546  Fortis, Inc.........................................................           54,339
           7,534  Fortum OYJ..........................................................          118,146
           6,557  Power Assets Holdings Ltd...........................................           57,907
           2,405  Red Electrica Corp. S.A.............................................           50,254
          42,271  Spark Infrastructure Group..........................................           85,122
                                                                                        ---------------
                                                                                                784,422
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
          33,692  WPG Holdings Ltd....................................................           44,967
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.5%
          90,000  NagaCorp Ltd........................................................           47,263
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 4.3%
           6,468  Algonquin Power & Utilities Corp....................................           68,081
           4,795  Capital Power Corp..................................................           89,925
           6,233  Innergex Renewable Energy, Inc......................................           68,540
           3,778  Northland Power, Inc................................................           67,298
          41,400  Ratchaburi Electricity Generating Holding PCL.......................           63,373
         111,600  SPCG PCL............................................................           68,005
                                                                                        ---------------
                                                                                                425,222
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.3%
          17,000  NWS Holdings Ltd....................................................           33,445
                                                                                        ---------------

                  INSURANCE - 1.9%
           2,288  Gjensidige Forsikring ASA...........................................           39,053
             177  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen...........           35,691
           1,378  Power Financial Corp................................................           35,353
             738  Sampo OYJ, Class A..................................................           37,821
             440  Swiss Re AG.........................................................           40,219
                                                                                        ---------------
                                                                                                188,137
                                                                                        ---------------

                  METALS & MINING - 0.5%
             397  MMC Norilsk Nickel PJSC.............................................           54,311
                                                                                        ---------------

                  MULTI-UTILITIES - 4.5%
         198,700  Keppel Infrastructure Trust.........................................           81,544
           4,138  National Grid PLC...................................................           51,298
           5,811  Veolia Environnement S.A............................................          122,785
         269,100  YTL Corp. Bhd.......................................................           91,525
         270,300  YTL Power International Bhd.........................................           91,304
                                                                                        ---------------
                                                                                                438,456
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 3.4%
          36,400  Bangchak Corp. PCL..................................................           35,896


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
           2,217  Enagas S.A..........................................................  $        62,164
          19,540  Gazprom PJSC........................................................           39,259
             982  LUKOIL PJSC.........................................................           47,830
           2,025  Pembina Pipeline Corp...............................................           67,068
          13,660  Semirara Mining and Power Corp......................................           43,449
          18,000  Thai Oil PCL........................................................           41,861
                                                                                        ---------------
                                                                                                337,527
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
           3,569  Hemfosa Fastigheter AB..............................................           38,551
          26,000  New World Development Co., Ltd......................................           33,002
          73,600  Pruksa Real Estate PCL..............................................           48,315
          86,000  Shenzhen Investment Ltd.............................................           38,002
          22,000  Shimao Property Holdings Ltd........................................           37,646
                                                                                        ---------------
                                                                                                195,516
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
           3,832  Asustek Computer, Inc...............................................           36,217
          63,826  Compal Electronics, Inc.............................................           43,012
          58,000  Lenovo Group Ltd....................................................           36,624
                                                                                        ---------------
                                                                                                115,853
                                                                                        ---------------

                  WATER UTILITIES - 0.8%
         242,200  TTW PCL.............................................................           75,576
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.5%
          28,600  Intouch Holdings PCL................................................           47,989
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................        3,920,107
                  (Cost $3,796,802)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.8%

                  DIVERSIFIED REITS - 6.2%
          10,274  Artis Real Estate Investment Trust..................................          103,786
          13,451  Cominar Real Estate Investment Trust................................          131,834
             705  Fonciere Des Regions................................................           65,399
           4,347  H&R Real Estate Investment Trust....................................           73,813
         112,400  Mapletree Greater China Commercial Trust............................           88,173
          18,320  Stockland...........................................................           61,674
         148,000  Yuexiu Real Estate Investment Trust.................................           91,938
                                                                                        ---------------
                                                                                                616,617
                                                                                        ---------------

                  INDUSTRIAL REITS - 3.3%
          46,800  Ascendas Real Estate Investment Trust...............................           88,722
           1,694  Granite Real Estate Investment Trust................................           67,000
          60,500  Mapletree Industrial Trust..........................................           81,736
          96,800  Mapletree Logistics Trust...........................................           84,021
                                                                                        ---------------
                                                                                                321,479
                                                                                        ---------------

                  OFFICE REITS - 1.5%
          58,400  CapitaLand Commercial Trust.........................................           70,415


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  OFFICE REITS (CONTINUED)
          90,900  Keppel REIT.........................................................  $        75,599
                                                                                        ---------------
                                                                                                146,014
                                                                                        ---------------

                  RESIDENTIAL REITS - 0.8%
          90,200  Ascott Residence Trust..............................................           75,672
                                                                                        ---------------

                  RETAIL REITS - 8.0%
          32,503  BWP Trust...........................................................           74,446
          49,200  CapitaLand Mall Trust...............................................           70,579
          24,427  Charter Hall Retail REIT............................................           76,413
           1,729  Eurocommercial Properties N.V.......................................           69,088
          58,600  Mapletree Commercial Trust..........................................           67,890
           3,640  RioCan Real Estate Investment Trust.................................           67,562
          19,539  Scentre Group.......................................................           60,821
          39,771  Shopping Centres Australasia Property Group.........................           66,944
           2,855  Smart Real Estate Investment Trust..................................           70,714
          37,293  Vicinity Centres....................................................           73,665
           1,894  Wereldhave N.V......................................................           92,867
                                                                                        ---------------
                                                                                                790,989
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................        1,950,771
                  (Cost $1,979,720)                                                     ---------------


                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES (a) - 12.4%

                  BANKS - 8.0%
           4,471  Bank of Nova Scotia (The), Series 34 (b).....    5.50%        (c)              92,020
           4,966  Bank of Nova Scotia (The), Series 36 (b).....    5.50%        (c)             102,897
           2,558  Bank of Nova Scotia (The), Series 38 (b).....    4.85%        (c)              51,602
           4,617  National Bank of Canada, Series 34 (b).......    5.60%        (c)              96,484
           5,165  Royal Bank of Canada, Series AZ (b)..........    4.00%        (c)              86,588
           4,506  Royal Bank of Canada, Series BK (b)..........    5.50%        (c)              93,643
           5,451  Royal Bank of Canada, Series BM (b)..........    5.50%        (c)             113,661
           4,476  Toronto-Dominion Bank (The), Series 12 (b)...    5.50%        (c)              93,503
           2,703  Toronto-Dominion Bank (The), Series 14 (b)...    4.85%        (c)              54,881
                                                                                        ---------------
                                                                                                785,279
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
           8,026  BCE, Inc., Series AK (b).....................    2.95%        (c)             108,618
                                                                                        ---------------

                  INSURANCE - 1.2%
           1,389  Manulife Financial Corp., Series 23 (b)......    4.85%        (c)              27,655
           4,939  Sun Life Financial, Inc., Series 1 (b).......    4.75%        (c)              90,188
                                                                                        ---------------
                                                                                                117,843
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.1%
           6,087  Enbridge, Inc., Series 11 (b)................    4.40%        (c)              99,463


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES (a) (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
           3,868  TransCanada Corp., Series 13 (b).............    5.50%        (c)     $        80,504
           1,156  TransCanada Corp., Series 15 (b).............    4.90%        (c)              23,364
                                                                                        ---------------
                                                                                                203,331
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES..................................        1,215,071
                  (Cost $1,183,059)                                                     ---------------

$100 PAR PREFERRED SECURITIES (a) - 5.2%

                  BANKS - 5.2%
             454  Australia & New Zealand Banking Group
                     Ltd., Series CN4 (d)......................    6.42%        (c)              36,552
             845  Australia & New Zealand Banking Group
                     Ltd., Series CPS3 (d).....................    5.10%        (c)              66,310
             906  Commonwealth Bank of Australia,
                    Series VI (d)..............................    5.52%        (c)              71,306
             981  Commonwealth Bank of Australia,
                     Series VIII (d)...........................    6.92%        (c)              81,055
             864  National Australia Bank Ltd., Series CN
                     (d).......................................    5.22%        (c)              67,894
             830  National Australia Bank Ltd., Series CPS
                     (d).......................................    4.92%        (c)              64,439
             855  National Australia Bank Ltd., Series CPS2
                     (d).......................................    4.97%        (c)              67,030
             736  Westpac Banking Corp., Series CN4 (d)........    6.61%        (c)              59,949
                                                                                        ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES.................................          514,535
                  (Cost $493,747)                                                       ---------------

OTHER PREFERRED SECURITIES - 2.9%

                  BANKS - 2.9%
          53,269  Lloyds Banking Group PLC ....................    9.25%        (c)             109,846
          28,343  Standard Bank Group Ltd. (d).................     (e)         (c)             176,244
                                                                                        ---------------
                  TOTAL OTHER PREFERRED SECURITIES....................................          286,090
                  (Cost $297,675)                                                       ---------------


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 19.4%

                  CAPITAL MARKETS - 19.4%
          65,381  PowerShares Emerging Markets Sovereign Debt Portfolio...............        1,913,702
                  (Cost $1,831,498)                                                     ---------------

                  TOTAL INVESTMENTS - 99.5%...........................................        9,800,276
                  (Cost $9,582,501) (f)

                  NET OTHER ASSETS AND LIABILITIES - 0.5%.............................           47,360
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $     9,847,636
                                                                                        ===============

-----------------------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


(a) Par value shown is denominated in USD. The actual par value may be denominated in a foreign currency.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)   Perpetual maturity.

(d) Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2017.

(e)   Zero coupon security.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $417,157 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $199,382.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,920,107  $   3,920,107  $            --  $           --
Real Estate Investment Trusts*................        1,950,771      1,950,771               --              --
$25 Par Preferred Securities*.................        1,215,071      1,215,071               --              --
$100 Par Preferred Securities*................          514,535        514,535               --              --
Other Preferred Securities*...................          286,090        286,090               --              --
Exchange-Traded Funds*........................        1,913,702      1,913,702               --              --
                                                ---------------  -------------  ---------------  --------------

Total Investments.............................  $     9,800,276  $   9,800,276  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred investments valued at $1,287,454 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices at June 30, 2017. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2016, exceeding a certain threshold.


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 88.0%

                  AEROSPACE & DEFENSE - 2.3%
           3,648  Boeing (The) Co. ...................................................  $       721,392
           1,327  Lockheed Martin Corp. ..............................................          368,388
                                                                                        ---------------
                                                                                              1,089,780
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 1.0%
           2,802  United Parcel Service, Inc., Class B (a)............................          309,873
           2,913  XPO Logistics, Inc. (b).............................................          188,267
                                                                                        ---------------
                                                                                                498,140
                                                                                        ---------------

                  AIRLINES - 0.5%
           2,638  American Airlines Group, Inc. ......................................          132,744
           1,958  Delta Air Lines, Inc. ..............................................          105,223
                                                                                        ---------------
                                                                                                237,967
                                                                                        ---------------

                  AUTO COMPONENTS - 1.0%
           3,271  Lear Corp. (a)......................................................          464,744
                                                                                        ---------------

                  BANKS - 7.1%
           9,988  Associated Banc-Corp. ..............................................          251,698
          26,956  Bank of America Corp. ..............................................          653,953
           9,645  Bank of NT Butterfield & Son (The) Ltd. ............................          328,894
           7,739  FCB Financial Holdings, Inc., Class A (b)...........................          369,537
           1,135  HDFC Bank Ltd., ADR ................................................           98,711
          13,580  JPMorgan Chase & Co. ...............................................        1,241,212
          24,801  Lloyds Banking Group PLC, ADR ......................................           87,548
           1,492  PNC Financial Services Group (The), Inc. ...........................          186,306
           2,566  South State Corp. ..................................................          219,906
                                                                                        ---------------
                                                                                              3,437,765
                                                                                        ---------------

                  BEVERAGES - 0.4%
          16,548  Ambev S.A., ADR ....................................................           90,848
             782  Diageo PLC, ADR ....................................................           93,707
                                                                                        ---------------
                                                                                                184,555
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.9%
           2,135  AbbVie, Inc. .......................................................          154,809
           4,417  Exact Sciences Corp. (b)............................................          156,229
           8,610  Gilead Sciences, Inc. (a)...........................................          609,416
                                                                                        ---------------
                                                                                                920,454
                                                                                        ---------------

                  BUILDING PRODUCTS - 0.3%
           9,550  Builders FirstSource, Inc. (b)......................................          146,306
                                                                                        ---------------

                  CAPITAL MARKETS - 0.6%
           1,926  S&P Global, Inc. ...................................................          281,177
                                                                                        ---------------

                  CHEMICALS - 1.0%
          11,280  Huntsman Corp. .....................................................          291,475
           4,871  Kronos Worldwide, Inc. .............................................           88,750
           1,128  Stepan Co. .........................................................           98,294
                                                                                        ---------------
                                                                                                478,519
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMERCIAL SERVICES & SUPPLIES - 0.3%
           8,877  Pitney Bowes, Inc. .................................................  $       134,043
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.2%
           3,009  Cisco Systems, Inc. (a).............................................           94,182
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 0.2%
           1,352  Dycom Industries, Inc. (b)..........................................          121,031
                                                                                        ---------------

                  CONSUMER FINANCE - 0.4%
           8,396  Ally Financial, Inc. ...............................................          175,476
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 1.7%
           7,509  Packaging Corp. of America .........................................          836,427
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.9%
          25,276  Laureate Education, Inc. (b)........................................          443,088
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
          12,543  AT&T, Inc. (a)......................................................          473,247
                                                                                        ---------------

                  ELECTRIC UTILITIES - 2.8%
           3,876  Avangrid, Inc. .....................................................          171,125
          25,862  Portland General Electric Co. ......................................        1,181,635
                                                                                        ---------------
                                                                                              1,352,760
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
          20,226  Jabil, Inc. ........................................................          590,397
          12,851  Tech Data Corp. (b).................................................        1,297,951
                                                                                        ---------------
                                                                                              1,888,348
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.5%
          32,781  McDermott International, Inc. (b)...................................          235,040
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.7%
           1,821  Costco Wholesale Corp. (a)..........................................          291,233
          10,074  CVS Health Corp. ...................................................          810,554
          15,140  Wal-Mart Stores, Inc. ..............................................        1,145,795
                                                                                        ---------------
                                                                                              2,247,582
                                                                                        ---------------

                  FOOD PRODUCTS - 1.7%
           5,207  Dean Foods Co. .....................................................           88,519
          16,645  Pilgrim's Pride Corp. (b)...........................................          364,858
           3,332  Sanderson Farms, Inc. ..............................................          385,346
                                                                                        ---------------
                                                                                                838,723
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 10.1%
           1,962  Aetna, Inc. ........................................................          297,890
           2,641  Anthem, Inc. .......................................................          496,851
           1,820  Cigna Corp. ........................................................          304,650
           8,736  Express Scripts Holding Co. (a) (b).................................          557,706
           2,038  HealthSouth Corp. ..................................................           98,639
           1,734  Humana, Inc. .......................................................          417,235
          12,310  Molina Healthcare, Inc. (b).........................................          851,606


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          36,924  Owens & Minor, Inc. (a).............................................  $     1,188,584
           2,775  UnitedHealth Group, Inc. (a)........................................          514,541
             730  WellCare Health Plans, Inc. (b).....................................          131,079
                                                                                        ---------------
                                                                                              4,858,781
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.0%
          15,006  Bloomin' Brands, Inc. ..............................................          318,578
          12,569  Caesars Entertainment Corp. (b).....................................          150,828
          14,017  ILG, Inc. ..........................................................          385,327
          28,615  Penn National Gaming, Inc. (b)......................................          612,361
                                                                                        ---------------
                                                                                              1,467,094
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
           4,412  Taylor Morrison Home Corp., Class A (b).............................          105,932
           1,824  TopBuild Corp. (b)..................................................           96,800
                                                                                        ---------------
                                                                                                202,732
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.4%
           1,527  Colgate-Palmolive Co. ..............................................          113,197
             750  Kimberly-Clark Corp. ...............................................           96,832
                                                                                        ---------------
                                                                                                210,029
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.9%
          37,595  Pattern Energy Group, Inc. .........................................          896,265
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.2%
             722  Honeywell International, Inc. ......................................           96,235
                                                                                        ---------------

                  INSURANCE - 10.2%
             230  Alleghany Corp. (b).................................................          136,804
           1,019  American Financial Group, Inc. .....................................          101,258
           2,498  Athene Holding Ltd., Class A (b)....................................          123,926
           8,457  Chubb, Ltd. ........................................................        1,229,479
          17,068  CNA Financial Corp. ................................................          832,065
           2,522  First American Financial Corp. .....................................          112,708
           2,016  Hanover Insurance Group (The), Inc. ................................          178,678
             254  Markel Corp. (b)....................................................          247,868
          18,934  MetLife, Inc. ......................................................        1,040,234
           4,664  Prudential Financial, Inc. .........................................          504,365
           8,805  Selective Insurance Group, Inc. ....................................          440,690
                                                                                        ---------------
                                                                                              4,948,075
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 2.2%
             794  Alphabet, Inc., Class A (b).........................................          738,166
           2,241  Facebook, Inc., Class A (b).........................................          338,346
                                                                                        ---------------
                                                                                              1,076,512
                                                                                        ---------------

                  MACHINERY - 0.2%
           2,846  Hillenbrand, Inc. ..................................................          102,741
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MEDIA - 3.6%
           6,745  Comcast Corp., Class A .............................................  $       262,516
          26,051  Live Nation Entertainment, Inc. (b).................................          907,877
          31,400  New York Times (The) Co., Class A ..................................          555,780
                                                                                        ---------------
                                                                                              1,726,173
                                                                                        ---------------

                  METALS & MINING - 0.2%
          11,102  Tahoe Resources, Inc. ..............................................           95,699
                                                                                        ---------------

                  MULTI-UTILITIES - 0.2%
           1,713  Black Hills Corp. ..................................................          115,576
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 4.7%
           3,781  BP PLC, ADR ........................................................          131,012
          14,383  Exxon Mobil Corp. (a)...............................................        1,161,140
           1,795  Marathon Petroleum Corp. ...........................................           93,932
           4,428  PBF Energy, Inc., Class A ..........................................           98,567
           8,132  Statoil ASA, ADR ...................................................          134,422
           5,964  Valero Energy Corp. ................................................          402,332
           5,932  World Fuel Services Corp. ..........................................          228,085
                                                                                        ---------------
                                                                                              2,249,490
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.5%
          11,948  KapStone Paper and Packaging Corp. .................................          246,487
                                                                                        ---------------

                  PERSONAL PRODUCTS - 2.0%
          17,177  Unilever NV ........................................................          949,373
                                                                                        ---------------

                  PHARMACEUTICALS - 1.8%
           5,014  Johnson & Johnson (a)...............................................          663,302
           2,943  Novo Nordisk A/S, ADR ..............................................          126,226
           2,186  Sanofi, ADR ........................................................          104,731
                                                                                        ---------------
                                                                                                894,259
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.7%
           2,989  ManpowerGroup, Inc. ................................................          333,722
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
           7,773  Realogy Holdings Corp. .............................................          252,234
                                                                                        ---------------

                  ROAD & RAIL - 0.2%
             880  Union Pacific Corp. ................................................           95,841
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
          10,954  Intel Corp. (a).....................................................          369,588
           1,196  Texas Instruments, Inc. (a).........................................           92,008
                                                                                        ---------------
                                                                                                461,596
                                                                                        ---------------

                  SOFTWARE - 1.9%
           1,640  Activision Blizzard, Inc. ..........................................           94,415
           5,332  Electronic Arts, Inc. (b)...........................................          563,699
           5,153  Oracle Corp. .......................................................          258,371
                                                                                        ---------------
                                                                                                916,485
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL - 2.3%
           3,983  Home Depot (The), Inc. (a)..........................................  $       610,992
           1,405  Murphy USA, Inc. (b)................................................          104,125
          52,277  Office Depot, Inc. .................................................          294,842
           1,280  TJX (The) Cos., Inc. ...............................................           92,378
                                                                                        ---------------
                                                                                              1,102,337
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.2%
           8,529  Apple, Inc. (a).....................................................        1,228,347
          18,092  HP, Inc. ...........................................................          316,248
                                                                                        ---------------
                                                                                              1,544,595
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.2%
           1,785  Columbia Sportswear Co. ............................................          103,637
                                                                                        ---------------

                  TOBACCO - 1.6%
          11,382  British American Tobacco PLC, ADR ..................................          780,122
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.4%
          12,723  America Movil SAB de CV, ADR .......................................          202,550
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       42,507,994
                  (Cost $40,760,442)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 12.9%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.6%
           9,248  American Tower Corp. ...............................................        1,223,695
          18,275  Apple Hospitality REIT, Inc. .......................................          341,925
           3,586  Colony Starwood Homes ..............................................          123,036
             929  CoreSite Realty Corp. ..............................................           96,179
           3,299  Duke Realty Corp. ..................................................           92,207
           6,331  Equity Commonwealth (b).............................................          200,060
           4,634  Equity LifeStyle Properties, Inc. ..................................          400,100
           4,133  Outfront Media, Inc. ...............................................           95,555
           5,283  SBA Communications Corp. (b)........................................          712,677
          17,765  VEREIT, Inc. .......................................................          144,607
          12,185  Xenia Hotels & Resorts, Inc. .......................................          236,023
                                                                                        ---------------
                                                                                              3,666,064
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 5.3%
          57,957  AGNC Investment Corp. ..............................................        1,233,905
         102,009  Annaly Capital Management, Inc. (a).................................        1,229,208
           5,093  Apollo Commercial Real Estate Finance, Inc. ........................           94,475
                                                                                        ---------------
                                                                                              2,557,588
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        6,223,652
                  (Cost $6,024,395)                                                     ---------------

                  TOTAL INVESTMENTS - 100.9% .........................................       48,731,646
                  (Cost $46,784,837) (c)


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS WRITTEN - (1.1%)

                  S&P 500 Index Calls
              20  @ $2,375.00 due July 2017...........................................  $      (124,640)
              24  @  2,400.00 due July 2017...........................................          (91,200)
              18  @  2,375.00 due August 2017.........................................         (127,350)
              22  @  2,400.00 due August 2017.........................................         (111,980)
              10  @  2,425.00 due September 2017......................................          (41,000)
              10  @  2,450.00 due September 2017......................................          (28,800)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN ..............................................         (524,970)
                  (Premiums received $398,519)                                          ---------------

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           79,700
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    48,286,376
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,449,223 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $502,414.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    42,507,994  $  42,507,994  $            --  $           --
Real Estate Investment Trusts*................        6,223,652      6,223,652               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    48,731,646  $  48,731,646  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Options Written...............................  $      (524,970) $    (524,970) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 86.9%

                  AEROSPACE & DEFENSE - 2.2%
             481  Boeing (The) Co. (a)................................................  $        95,117
             175  Lockheed Martin Corp. ..............................................           48,582
                                                                                        ---------------
                                                                                                143,699
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 1.0%
             370  United Parcel Service, Inc., Class B (a)............................           40,918
             384  XPO Logistics, Inc. (b).............................................           24,818
                                                                                        ---------------
                                                                                                 65,736
                                                                                        ---------------

                  AIRLINES - 0.5%
             348  American Airlines Group, Inc. ......................................           17,511
             258  Delta Air Lines, Inc. ..............................................           13,865
                                                                                        ---------------
                                                                                                 31,376
                                                                                        ---------------

                  AUTO COMPONENTS - 1.0%
             431  Lear Corp. (a)......................................................           61,236
                                                                                        ---------------

                  BANKS - 7.0%
           1,320  Associated Banc-Corp. ..............................................           33,264
           3,553  Bank of America Corp. (a)...........................................           86,196
           1,272  Bank of NT Butterfield & Son (The) Ltd. ............................           43,375
           1,021  FCB Financial Holdings, Inc., Class A (b)...........................           48,753
             150  HDFC Bank Ltd., ADR ................................................           13,045
           1,790  JPMorgan Chase & Co. (a)............................................          163,606
           3,270  Lloyds Banking Group PLC, ADR ......................................           11,543
             197  PNC Financial Services Group (The), Inc. ...........................           24,599
             338  South State Corp. ..................................................           28,967
                                                                                        ---------------
                                                                                                453,348
                                                                                        ---------------

                  BEVERAGES - 0.4%
           2,182  Ambev S.A., ADR ....................................................           11,979
             103  Diageo PLC, ADR ....................................................           12,343
                                                                                        ---------------
                                                                                                 24,322
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.9%
             282  AbbVie, Inc. .......................................................           20,448
             582  Exact Sciences Corp. (b)............................................           20,585
           1,135  Gilead Sciences, Inc. (a)...........................................           80,335
                                                                                        ---------------
                                                                                                121,368
                                                                                        ---------------

                  BUILDING PRODUCTS - 0.3%
           1,258  Builders FirstSource, Inc. (b)......................................           19,273
                                                                                        ---------------

                  CAPITAL MARKETS - 0.6%
             254  S&P Global, Inc. ...................................................           37,081
                                                                                        ---------------

                  CHEMICALS - 1.0%
           1,484  Huntsman Corp. .....................................................           38,347
             642  Kronos Worldwide, Inc. .............................................           11,697
             149  Stepan Co. .........................................................           12,984
                                                                                        ---------------
                                                                                                 63,028
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMERCIAL SERVICES & SUPPLIES - 0.3%
           1,171  Pitney Bowes, Inc. .................................................  $        17,682
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.2%
             397  Cisco Systems, Inc. (a).............................................           12,426
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 0.2%
             178  Dycom Industries, Inc. (b)..........................................           15,935
                                                                                        ---------------

                  CONSUMER FINANCE - 0.4%
           1,108  Ally Financial, Inc. ...............................................           23,157
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 1.7%
             990  Packaging Corp. of America .........................................          110,276
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.9%
           3,331  Laureate Education, Inc. (b)........................................           58,392
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
           1,654  AT&T, Inc. (a)......................................................           62,405
                                                                                        ---------------

                  ELECTRIC UTILITIES - 2.8%
             511  Avangrid, Inc. (a)..................................................           22,561
           3,409  Portland General Electric Co. ......................................          155,757
                                                                                        ---------------
                                                                                                178,318
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
           2,669  Jabil, Inc. ........................................................           77,908
           1,694  Tech Data Corp. (b).................................................          171,094
                                                                                        ---------------
                                                                                                249,002
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.5%
           4,321  McDermott International, Inc. (b)...................................           30,982
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.6%
             240  Costco Wholesale Corp. (a)..........................................           38,383
           1,330  CVS Health Corp. ...................................................          107,012
           1,997  Wal-Mart Stores, Inc. ..............................................          151,133
                                                                                        ---------------
                                                                                                296,528
                                                                                        ---------------

                  FOOD PRODUCTS - 1.7%
             686  Dean Foods Co. .....................................................           11,662
           2,192  Pilgrim's Pride Corp. (b)...........................................           48,049
             439  Sanderson Farms, Inc. ..............................................           50,770
                                                                                        ---------------
                                                                                                110,481
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 9.9%
             258  Aetna, Inc. ........................................................           39,172
             348  Anthem, Inc. .......................................................           65,469
             240  Cigna Corp. ........................................................           40,173
           1,152  Express Scripts Holding Co. (b).....................................           73,544
             269  HealthSouth Corp. ..................................................           13,020
             229  Humana, Inc. .......................................................           55,102
           1,622  Molina Healthcare, Inc. (b).........................................          112,210


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
           4,866  Owens & Minor, Inc. (a).............................................  $       156,636
             366  UnitedHealth Group, Inc. (a)........................................           67,864
              96  WellCare Health Plans, Inc. (b).....................................           17,238
                                                                                        ---------------
                                                                                                640,428
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.0%
           1,979  Bloomin' Brands, Inc. ..............................................           42,014
           1,661  Caesars Entertainment Corp. (b).....................................           19,932
           1,850  ILG, Inc. ..........................................................           50,857
           3,775  Penn National Gaming, Inc. (b)......................................           80,785
                                                                                        ---------------
                                                                                                193,588
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
             581  Taylor Morrison Home Corp., Class A (b).............................           13,950
             240  TopBuild Corp. (b)..................................................           12,737
                                                                                        ---------------
                                                                                                 26,687
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.4%
             202  Colgate-Palmolive Co. ..............................................           14,974
              98  Kimberly-Clark Corp. ...............................................           12,653
                                                                                        ---------------
                                                                                                 27,627
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.8%
           4,950  Pattern Energy Group, Inc. .........................................          118,008
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.2%
              95  Honeywell International, Inc. ......................................           12,663
                                                                                        ---------------

                  INSURANCE - 10.1%
              30  Alleghany Corp. (b).................................................           17,844
             134  American Financial Group, Inc. .....................................           13,316
             329  Athene Holding Ltd., Class A (b)....................................           16,322
           1,115  Chubb, Ltd. ........................................................          162,099
           2,252  CNA Financial Corp. ................................................          109,785
             332  First American Financial Corp. .....................................           14,837
             266  Hanover Insurance Group (The), Inc. ................................           23,575
              34  Markel Corp. (b)....................................................           33,179
           2,497  MetLife, Inc. ......................................................          137,185
             616  Prudential Financial, Inc. .........................................           66,614
           1,160  Selective Insurance Group, Inc. ....................................           58,058
                                                                                        ---------------
                                                                                                652,814
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 2.2%
             104  Alphabet, Inc., Class A (a) (b).....................................           96,687
             295  Facebook, Inc., Class A (b).........................................           44,539
                                                                                        ---------------
                                                                                                141,226
                                                                                        ---------------

                  MACHINERY - 0.2%
             376  Hillenbrand, Inc. ..................................................           13,574
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MEDIA - 3.5%
             889  Comcast Corp., Class A .............................................  $        34,600
           3,434  Live Nation Entertainment, Inc. (b).................................          119,675
           4,140  New York Times (The) Co., Class A ..................................           73,278
                                                                                        ---------------
                                                                                                227,553
                                                                                        ---------------

                  METALS & MINING - 0.2%
           1,464  Tahoe Resources, Inc. ..............................................           12,620
                                                                                        ---------------

                  MULTI-UTILITIES - 0.2%
             226  Black Hills Corp. ..................................................           15,248
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 4.6%
             498  BP PLC, ADR ........................................................           17,256
           1,895  Exxon Mobil Corp. (a)...............................................          152,983
             236  Marathon Petroleum Corp. ...........................................           12,350
             584  PBF Energy, Inc., Class A ..........................................           13,000
           1,072  Statoil ASA, ADR ...................................................           17,720
             786  Valero Energy Corp. ................................................           53,023
             782  World Fuel Services Corp. ..........................................           30,068
                                                                                        ---------------
                                                                                                296,400
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.5%
           1,576  KapStone Paper and Packaging Corp. .................................           32,513
                                                                                        ---------------

                  PERSONAL PRODUCTS - 1.9%
           2,264  Unilever NV ........................................................          125,131
                                                                                        ---------------

                  PHARMACEUTICALS - 1.8%
             661  Johnson & Johnson (a)...............................................           87,444
             389  Novo Nordisk A/S, ADR ..............................................           16,684
             288  Sanofi, ADR ........................................................           13,798
                                                                                        ---------------
                                                                                                117,926
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.7%
             395  ManpowerGroup, Inc. ................................................           44,102
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
           1,025  Realogy Holdings Corp. .............................................           33,261
                                                                                        ---------------

                  ROAD & RAIL - 0.2%
             116  Union Pacific Corp. ................................................           12,634
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
           1,444  Intel Corp. (a).....................................................           48,721
             157  Texas Instruments, Inc. (a).........................................           12,078
                                                                                        ---------------
                                                                                                 60,799
                                                                                        ---------------

                  SOFTWARE - 1.9%
             217  Activision Blizzard, Inc. ..........................................           12,493
             703  Electronic Arts, Inc. (b)...........................................           74,321
             680  Oracle Corp. .......................................................           34,095
                                                                                        ---------------
                                                                                                120,909
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL - 2.3%
             526  Home Depot (The), Inc. (a)..........................................  $        80,688
             185  Murphy USA, Inc. (b)................................................           13,710
           6,948  Office Depot, Inc. .................................................           39,187
             169  TJX (The) Cos., Inc. ...............................................           12,197
                                                                                        ---------------
                                                                                                145,782
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.2%
           1,124  Apple, Inc. (a).....................................................          161,879
           2,390  HP, Inc. ...........................................................           41,777
                                                                                        ---------------
                                                                                                203,656
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.2%
             235  Columbia Sportswear Co. ............................................           13,644
                                                                                        ---------------

                  TOBACCO - 1.6%
           1,500  British American Tobacco PLC, ADR ..................................          102,810
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.4%
           1,679  America Movil SAB de CV, ADR .......................................           26,730
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        5,604,384
                  (Cost $5,408,124)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 12.7%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.5%
           1,219  American Tower Corp. ...............................................          161,298
           2,408  Apple Hospitality REIT, Inc. (a)....................................           45,054
             473  Colony Starwood Homes ..............................................           16,229
             122  CoreSite Realty Corp. ..............................................           12,631
             436  Duke Realty Corp. ..................................................           12,186
             835  Equity Commonwealth (b).............................................           26,386
             611  Equity LifeStyle Properties, Inc. ..................................           52,754
             546  Outfront Media, Inc. ...............................................           12,623
             697  SBA Communications Corp. (b)........................................           94,025
           2,342  VEREIT, Inc. .......................................................           19,064
           1,607  Xenia Hotels & Resorts, Inc. .......................................           31,127
                                                                                        ---------------
                                                                                                483,377
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 5.2%
           7,637  AGNC Investment Corp. ..............................................          162,592
          13,452  Annaly Capital Management, Inc. ....................................          162,096
             672  Apollo Commercial Real Estate Finance, Inc. ........................           12,466
                                                                                        ---------------
                                                                                                337,154
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          820,531
                  (Cost $797,957)                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS PURCHASED - 0.3%

                  S&P 500 Index Puts
               2  @ $2,050.00 due December 2017.......................................  $         2,990
               3  @  2,100.00 due December 2017.......................................            5,520
               3  @  2,150.00 due December 2017.......................................            6,810
               2  @  2,250.00 due December 2017.......................................            6,840
                                                                                        ---------------
                  TOTAL OPTIONS PURCHASED ............................................           22,160
                  (Cost $47,260)                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        6,447,075
                  (Cost $6,253,341) (c)                                                 ---------------

OPTIONS WRITTEN - (1.1%)

                  S&P 500 Index Calls
               2  @  2,375.00 due July 2017...........................................          (12,464)
               2  @  2,400.00 due July 2017...........................................           (7,600)
               2  @  2,375.00 due August 2017.........................................          (14,150)
               3  @  2,400.00 due August 2017.........................................          (15,270)
               3  @  2,425.00 due September 2017......................................          (12,300)
               2  @  2,450.00 due September 2017......................................           (5,760)
                                                                                        ---------------
                                                                                                (67,544)
                                                                                        ---------------
                  S&P 500 Index Put
               5  @  1,900.00 due December 2017 ......................................           (3,805)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN ..............................................          (71,349)
                  (Premiums received $67,397)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 1.2% ............................           79,522
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     6,455,248
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $284,749 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $91,015.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     5,604,384  $   5,604,384  $            --  $           --
Real Estate Investment Trusts*................          820,531        820,531               --              --
Options Purchased.............................           22,160         22,160               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     6,447,075  $   6,447,075  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Options Written...............................  $       (71,349) $     (71,349) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  AEROSPACE & DEFENSE - 7.9%
          21,489  Boeing (The) Co. ...................................................  $     4,249,450
          20,829  General Dynamics Corp. .............................................        4,126,225
          22,699  Huntington Ingalls Industries, Inc. ................................        4,225,646
          25,965  Raytheon Co. .......................................................        4,192,828
                                                                                        ---------------
                                                                                             16,794,149
                                                                                        ---------------

                  AIRLINES - 4.1%
          47,568  Alaska Air Group, Inc. .............................................        4,269,704
          70,015  Southwest Airlines Co. .............................................        4,350,732
                                                                                        ---------------
                                                                                              8,620,436
                                                                                        ---------------

                  BANKS - 8.3%
         180,164  Bank of America Corp. ..............................................        4,370,779
          66,071  Citigroup, Inc. ....................................................        4,418,829
          48,981  JPMorgan Chase & Co. ...............................................        4,476,863
          78,330  Wells Fargo & Co. ..................................................        4,340,265
                                                                                        ---------------
                                                                                             17,606,736
                                                                                        ---------------

                  BIOTECHNOLOGY - 2.1%
          25,991  Amgen, Inc. ........................................................        4,476,430
                                                                                        ---------------

                  CAPITAL MARKETS - 10.0%
          32,383  Ameriprise Financial, Inc. .........................................        4,122,032
          84,611  Bank of New York Mellon (The) Corp. ................................        4,316,853
          19,030  Goldman Sachs Group (The), Inc. ....................................        4,222,757
          94,899  Morgan Stanley .....................................................        4,228,700
          47,834  State Street Corp. .................................................        4,292,145
                                                                                        ---------------
                                                                                             21,182,487
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 3.9%
         133,455  Cisco Systems, Inc. ................................................        4,177,141
         147,235  Juniper Networks, Inc. .............................................        4,104,912
                                                                                        ---------------
                                                                                              8,282,053
                                                                                        ---------------

                  CONSUMER FINANCE - 2.0%
          69,087  Discover Financial Services ........................................        4,296,521
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
         143,529  Corning, Inc. ......................................................        4,313,046
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 2.0%
          53,815  Walgreens Boots Alliance, Inc. .....................................        4,214,253
                                                                                        ---------------

                  FOOD PRODUCTS - 4.0%
          99,183  Archer-Daniels-Midland Co. .........................................        4,104,192
         124,336  Hormel Foods Corp. .................................................        4,241,101
                                                                                        ---------------
                                                                                              8,345,293
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.0%
          28,033  Aetna, Inc. ........................................................        4,256,250


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          22,223  Anthem, Inc. .......................................................  $     4,180,813
                                                                                        ---------------
                                                                                              8,437,063
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 1.9%
          70,189  Starbucks Corp. ....................................................        4,092,721
                                                                                        ---------------

                  INSURANCE - 9.9%
          40,401  Assurant, Inc. .....................................................        4,189,180
          62,039  Lincoln National Corp. .............................................        4,192,596
          64,592  Principal Financial Group, Inc. ....................................        4,138,409
          39,192  Prudential Financial, Inc. .........................................        4,238,223
          32,612  Travelers (The) Cos., Inc. .........................................        4,126,396
                                                                                        ---------------
                                                                                             20,884,804
                                                                                        ---------------

                  IT SERVICES - 1.9%
          33,093  Accenture PLC, Class A .............................................        4,092,942
                                                                                        ---------------

                  LEISURE PRODUCTS - 2.0%
          38,500  Hasbro, Inc. .......................................................        4,293,135
                                                                                        ---------------

                  MACHINERY - 2.0%
          26,126  Cummins, Inc. ......................................................        4,238,160
                                                                                        ---------------

                  MEDIA - 4.0%
         172,927  Interpublic Group of (The) Cos., Inc. ..............................        4,254,004
          50,670  Omnicom Group, Inc. ................................................        4,200,543
                                                                                        ---------------
                                                                                              8,454,547
                                                                                        ---------------

                  PHARMACEUTICALS - 4.0%
          77,511  Bristol-Myers Squibb Co. ...........................................        4,318,913
          31,419  Johnson & Johnson ..................................................        4,156,419
                                                                                        ---------------
                                                                                              8,475,332
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 2.1%
          39,245  ManpowerGroup, Inc. ................................................        4,381,704
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
         119,888  Intel Corp. ........................................................        4,045,021
          28,480  Lam Research Corp. .................................................        4,027,926
          41,426  Skyworks Solutions, Inc. ...........................................        3,974,825
          52,962  Texas Instruments, Inc. ............................................        4,074,367
                                                                                        ---------------
                                                                                             16,122,139
                                                                                        ---------------

                  SPECIALTY RETAIL - 7.9%
          75,852  Best Buy Co., Inc. .................................................        4,348,595
          81,116  Foot Locker, Inc. ..................................................        3,997,396
          58,271  TJX (The) Cos., Inc. ...............................................        4,205,418
          87,995  Williams-Sonoma, Inc. ..............................................        4,267,758
                                                                                        ---------------
                                                                                             16,819,167
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.0%
          29,670  Apple, Inc. ........................................................        4,273,073


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (CONTINUED)
         255,984  Hewlett Packard Enterprise Co. .....................................  $     4,246,775
                                                                                        ---------------
                                                                                              8,519,848
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 2.3%
          82,606  NIKE, Inc., Class B ................................................        4,873,754
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................      211,816,720
                  (Cost $203,843,270) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................          147,348
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   211,964,068
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,487,932 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,514,482.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   211,816,720  $ 211,816,720  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 100.0%

                  CAPITAL MARKETS* - 100.0%
       5,324,823  First Trust Dow Jones Internet Index Fund (a).......................  $   504,473,731
      13,669,842  First Trust Industrials/Producer Durables AlphaDEX(R) Fund .........      483,365,613
      18,120,742  First Trust Nasdaq Bank ETF ........................................      478,931,211
       7,797,132  First Trust NASDAQ-100-Technology Sector Index Fund ................      486,463,066
      16,708,138  First Trust Utilities AlphaDEX(R) Fund .............................      453,960,109
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................    2,407,193,730
                  (Cost $2,083,875,377) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................          187,187
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $ 2,407,380,917
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $323,318,353 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

* Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  --------------
Exchange-Traded Funds**......................   $ 2,407,193,730  $ 2,407,193,730  $            --  $           --
                                                ===============  ===============  ===============  ==============

**See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  BANKS - 10.5%
          20,070  1st Source Corp. ...................................................  $       962,156
          37,751  Associated Banc-Corp. ..............................................          951,325
          22,722  Bryn Mawr Bank Corp. ...............................................          965,685
          18,916  Chemical Financial Corp. ...........................................          915,723
          63,804  F.N.B. Corp. .......................................................          903,465
          70,786  First Commonwealth Financial Corp. .................................          897,566
          33,947  First Financial Bancorp ............................................          940,332
          19,371  First Financial Corp. ..............................................          916,248
          23,327  First Merchants Corp. ..............................................          936,346
          39,260  First Midwest Bancorp, Inc. ........................................          915,151
          51,453  Fulton Financial Corp. .............................................          977,607
          69,737  Huntington Bancshares, Inc. ........................................          942,844
          21,053  Lakeland Financial Corp. ...........................................          965,912
          27,760  MainSource Finance Group, Inc. .....................................          930,238
          22,320  MB Financial, Inc. .................................................          982,973
          54,601  Old National Bancorp ...............................................          941,867
           8,865  Park National Corp. ................................................          919,478
          27,730  Peoples Bancorp, Inc. ..............................................          890,965
          21,251  QCR Holdings, Inc. .................................................        1,007,297
          13,553  Wintrust Financial Corp. ...........................................        1,035,991
                                                                                        ---------------
                                                                                             18,899,169
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 7.8%
         103,527  Clean Harbors, Inc. (a).............................................        5,779,913
         384,896  Covanta Holding Corp. ..............................................        5,080,627
          63,740  US Ecology, Inc. ...................................................        3,218,870
                                                                                        ---------------
                                                                                             14,079,410
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 28.8%
          84,472  Argan, Inc. ........................................................        5,068,320
         114,325  Comfort Systems USA, Inc. ..........................................        4,241,457
          59,886  Dycom Industries, Inc. (a)..........................................        5,360,995
          99,485  EMCOR Group, Inc. ..................................................        6,504,329
         115,820  Granite Construction, Inc. .........................................        5,587,157
         139,540  MasTec, Inc. (a)....................................................        6,300,231
          72,177  MYR Group, Inc. (a).................................................        2,238,931
          42,359  NV5 Global, Inc. (a)................................................        1,800,258
         153,025  Primoris Services Corp. ............................................        3,816,444
         174,248  Quanta Services, Inc. (a)...........................................        5,736,244
         181,934  Tutor Perini Corp. (a)..............................................        5,230,602
                                                                                        ---------------
                                                                                             51,884,968
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 12.4%
         211,411  Atkore International Group, Inc. (a)................................        4,767,318
          63,064  Azz, Inc. ..........................................................        3,518,971
          53,890  Encore Wire Corp. ..................................................        2,301,103
         169,574  Generac Holdings, Inc. (a)..........................................        6,126,709
          50,715  Hubbell, Inc. ......................................................        5,739,416
                                                                                        ---------------
                                                                                             22,453,517
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY - 40.3%
          71,547  American Railcar Industries, Inc. ..................................  $     2,740,250
          91,796  Astec Industries, Inc. .............................................        5,095,596
          89,272  Blue Bird Corp. (a).................................................        1,517,624
         107,069  Douglas Dynamics, Inc. .............................................        3,522,570
         127,728  Global Brass & Copper Holdings, Inc. ...............................        3,902,090
         135,036  Greenbrier Cos (The), Inc. .........................................        6,245,415
         524,569  Mueller Water Products, Inc. .......................................        6,126,966
         247,824  Navistar International Corp. (a)....................................        6,500,424
          88,997  Oshkosh Corp. ......................................................        6,130,113
         122,201  Proto Labs, Inc. (a)................................................        8,218,017
          65,222  RBC Bearings, Inc. (a)..............................................        6,636,991
         199,523  SPX Corp. (a).......................................................        5,019,999
          67,450  Supreme Industries, Inc. ...........................................        1,109,552
         148,053  TriMas Corp. (a)....................................................        3,086,905
         310,005  Wabash National Corp. ..............................................        6,813,910
                                                                                        ---------------
                                                                                             72,666,422
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................      179,983,486
                  (Cost $178,862,380) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................          282,970
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   180,266,456
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,227,620 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,106,514.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   179,983,486  $ 179,983,486  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 92.0%

                  BANKS - 14.7%
           7,190  Bank of Hawaii Corp. ...............................................  $       596,554
          13,399  BB&T Corp. .........................................................          608,449
           6,362  Cullen/Frost Bankers, Inc. .........................................          597,455
           8,297  NBT Bancorp, Inc. ..................................................          306,574
          14,331  United Bankshares, Inc. ............................................          561,775
          49,576  Valley National Bancorp ............................................          585,493
           7,446  WesBanco, Inc. .....................................................          294,415
           9,052  Westamerica Bancorp ................................................          507,274
                                                                                        ---------------
                                                                                              4,057,989
                                                                                        ---------------

                  BIOTECHNOLOGY - 2.2%
           3,600  Amgen, Inc. ........................................................          620,028
                                                                                        ---------------

                  CAPITAL MARKETS - 4.3%
          21,428  Federated Investors, Inc., Class B .................................          605,341
           8,060  T. Rowe Price Group, Inc. ..........................................          598,133
                                                                                        ---------------
                                                                                              1,203,474
                                                                                        ---------------

                  CHEMICALS - 2.2%
           4,289  Air Products & Chemicals, Inc. .....................................          613,584
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.1%
          11,302  Sonoco Products Co. ................................................          581,149
                                                                                        ---------------

                  ELECTRIC UTILITIES - 10.9%
           7,215  ALLETE, Inc. .......................................................          517,171
           8,806  Eversource Energy ..................................................          534,612
          17,784  Great Plains Energy, Inc. ..........................................          520,716
          15,688  Hawaiian Electric Industries, Inc. .................................          507,977
           2,966  NextEra Energy, Inc. ...............................................          415,626
          15,179  OGE Energy Corp. ...................................................          528,077
                                                                                        ---------------
                                                                                              3,024,179
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.2%
          24,726  ABB Ltd., ADR ......................................................          615,677
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 2.2%
           7,421  CVS Health Corp. ...................................................          597,094
                                                                                        ---------------

                  GAS UTILITIES - 1.7%
           7,874  Northwest Natural Gas Co. ..........................................          471,259
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 2.0%
          17,240  Owens & Minor, Inc. ................................................          554,956
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 4.6%
           3,663  Cracker Barrel Old Country Store, Inc. .............................          612,637
           4,349  McDonald's Corp. ...................................................          666,093
                                                                                        ---------------
                                                                                              1,278,730
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 2.2%
          11,805  Garmin Ltd. ........................................................          602,409
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOUSEHOLD PRODUCTS - 2.0%
           6,407  Procter & Gamble (The) Co. .........................................  $       558,370
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 2.3%
           3,058  3M Co. .............................................................          636,645
                                                                                        ---------------

                  INSURANCE - 2.1%
          10,372  Arthur J. Gallagher & Co. ..........................................          593,797
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 1.4%
           9,627  PetMed Express, Inc. ...............................................          390,856
                                                                                        ---------------

                  IT SERVICES - 2.1%
           9,984  Paychex, Inc. ......................................................          568,489
                                                                                        ---------------

                  MULTI-UTILITIES - 9.8%
          13,090  Avista Corp. .......................................................          555,801
           6,696  Consolidated Edison, Inc. ..........................................          541,171
           5,072  DTE Energy Co. .....................................................          536,567
           8,768  NorthWestern Corp. .................................................          535,023
           8,688  WEC Energy Group, Inc. .............................................          533,270
                                                                                        ---------------
                                                                                              2,701,832
                                                                                        ---------------

                  PHARMACEUTICALS - 6.6%
           4,656  Johnson & Johnson ..................................................          615,942
          15,285  Novo Nordisk A/S, ADR ..............................................          655,574
          16,762  Pfizer, Inc. .......................................................          563,035
                                                                                        ---------------
                                                                                              1,834,551
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
          11,036  QUALCOMM, Inc. .....................................................          609,408
                                                                                        ---------------

                  SOFTWARE - 2.3%
          18,235  CA, Inc. ...........................................................          628,560
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 2.5%
          14,520  Coach, Inc. ........................................................          687,377
                                                                                        ---------------

                  TOBACCO - 4.2%
           7,932  Altria Group, Inc. .................................................          590,696
           4,981  Philip Morris International, Inc. ..................................          585,019
                                                                                        ---------------
                                                                                              1,175,715
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 2.4%
           4,226  Watsco, Inc. .......................................................          651,649
                                                                                        ---------------

                  TRANSPORTATION INFRASTRUCTURE - 0.8%
           4,645  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ..........          223,796
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       25,481,573
                  (Cost $24,048,100)                                                    ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 7.8%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.8%
          10,139  LTC Properties, Inc. ...............................................  $       521,043
           2,484  Public Storage .....................................................          517,989
           9,242  Realty Income Corp. ................................................          509,974
           8,592  Ventas, Inc. .......................................................          596,972
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        2,145,978
                  (Cost $2,111,821)                                                     ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................       27,627,551
                  (Cost $26,159,921) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           61,003
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    27,688,554
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,652,250 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $184,620.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    25,481,573  $  25,481,573  $            --  $           --
Real Estate Investment Trusts*................        2,145,978      2,145,978               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    27,627,551  $  27,627,551  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 100.0%

                  CAPITAL MARKETS* - 100.0%
       5,193,483  First Trust BICK Index Fund ........................................  $   134,511,210
       3,823,676  First Trust Chindia ETF ............................................      134,172,791
       2,411,426  First Trust Developed Markets ex-US AlphaDEX(R) Fund ...............      133,255,401
       3,063,459  First Trust Germany AlphaDEX(R) Fund ...............................      132,800,947
       2,697,535  First Trust Switzerland AlphaDEX(R) Fund ...........................      131,774,585
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................      666,514,934
                  (Cost $627,929,077) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................          143,635
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   666,658,569
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,305,896 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,720,039.

*Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds**.......................  $   666,514,934  $ 666,514,934  $            --  $           --
                                                ===============  =============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 100.0%

                  CAPITAL MARKETS* - 100.0%
         703,196  First Trust Dow Jones Internet Index Fund (a).......................  $    66,620,789
       1,805,238  First Trust Industrials/Producer Durables AlphaDEX(R) Fund .........       63,833,216
       2,393,024  First Trust Nasdaq Bank ETF ........................................       63,247,624
       1,029,689  First Trust NASDAQ-100-Technology Sector Index Fund ................       64,242,297
       2,206,475  First Trust Utilities AlphaDEX(R) Fund .............................       59,949,926
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................      317,893,852
                  (Cost $285,132,850) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................           38,604
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   317,932,456
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $32,761,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

* Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds**.......................  $   317,893,852  $ 317,893,852  $            --  $           --
                                                ===============  =============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-four exchange-traded funds (each a "Fund" and collectively, the "Funds"). This report covers the eleven funds listed below.

   First Trust NASDAQ Technology Dividend Index Fund - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "TDIV")

   Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "MDIV")

   International Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "YDIV")

   First Trust High Income ETF - (Nasdaq ticker "FTHI")

   First Trust Low Beta Income ETF - (Nasdaq ticker "FTLB")

   First Trust Rising Dividend Achievers ETF - (Nasdaq ticker "RDVY")(1)

   First Trust Dorsey Wright Focus 5 ETF - (Nasdaq ticker "FV")

   First Trust RBA American Industrial Renaissance(R) ETF - (Nasdaq ticker "AIRR") First Trust RBA

   Quality Income ETF - (Nasdaq ticker "QINC")

   First Trust Dorsey Wright International Focus 5 ETF - (Nasdaq ticker "IFV")

   First Trust Dorsey Wright Dynamic Focus 5 ETF - (Nasdaq ticker "FVC")

(1) Effective December 13, 2016, First Trust NASDAQ Rising Dividend Achievers ETF changed its name to First Trust Rising Dividend Achievers ETF. The Fund's ticker symbol was not changed.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, master limited partnerships, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2017, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index (the "Index") to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded call or put options on the Index to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option.

If FTLB elects to exercise a call or put option on the Index, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions, and interest and dividends received.

E. AFFILIATED TRANSACTIONS

MDIV, FV, IFV and FVC invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at June 30, 2017, and for the fiscal year-to-date period (October 1, 2016 to June 30, 2017) are:

                                                           SHARE ACTIVITY
                                       ------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                           9/30/2016    PURCHASES       SALES        6/30/2017       6/30/2017
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust Tactical High Yield ETF      3,532,556       379,836      (394,604)     3,517,788   $  172,934,458
                                                                                                --------------


Amounts relating to these investments in FV at June 30, 2017, and for the fiscal year-to-date period (October 1, 2016 to June 30, 2017) are:

                                                            SHARE ACTIVITY
                                       ------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                           9/30/2016    PURCHASES       SALES        6/30/2017       6/30/2017
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust Consumer Discretionary
    AlphaDEX(R) Fund                    16,498,851        38,376   (16,537,227)            --   $           --
First Trust Consumer Staples
    AlphaDEX(R) Fund                    12,511,664       494,047   (13,005,711)            --               --
First Trust Dow Jones Internet
    Index Fund                           8,479,711       156,296    (3,311,184)     5,324,823      504,473,731
First Trust Energy AlphaDEX(R) Fund     39,461,135     2,410,158   (41,871,293)            --               --
First Trust Industrials/Producer
    Durables AlphaDEX(R) Fund                   --    16,989,536    (3,319,694)    13,669,842      483,365,613
First Trust Nasdaq Bank ETF                     --    19,821,297    (1,700,555)    18,120,742      478,931,211
First Trust NASDAQ-100-Technology
    Sector Index Fund                           --    11,019,638    (3,222,506)     7,797,132      486,463,066
First Trust Utilities AlphaDEX(R)
    Fund                                22,551,407     1,193,233    (7,036,502)    16,708,138      453,960,109
                                                                                                --------------
                                                                                                $2,407,193,730
                                                                                                ==============


Amounts relating to these investments in IFV at June 30, 2017, and for the fiscal year-to-date period (October 1, 2016 to June 30, 2017) are:

                                                            SHARE ACTIVITY
                                       ------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                           9/30/2016    PURCHASES       SALES        6/30/2017       6/30/2017
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust BICK Index Fund                     --     5,254,894       (61,411)     5,193,483   $  134,511,210
First Trust Brazil AlphaDEX(R) Fund      6,389,531     4,056,578   (10,446,109)            --               --
First Trust Chindia ETF                  3,013,970     1,680,269      (870,563)     3,823,676      134,172,791
First Trust Developed Markets ex-US
    AlphaDEX(R) Fund                            --     2,421,000        (9,574)     2,411,426      133,255,401




NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


First Trust Germany AlphaDEX(R) Fund     2,407,969     1,337,268      (681,778)     3,063,459      132,800,947
First Trust Latin America AlphaDEX(R)
    Fund                                 4,810,821     2,030,082    (6,840,903)            --               --
First Trust Switzerland AlphaDEX(R)
    Fund                                 2,231,140     1,206,009      (739,614)     2,697,535      131,774,585
                                                                                                --------------
                                                                                                $  666,514,934
                                                                                                ==============


Amounts relating to these investments in FVC at June 30, 2017, and for the fiscal year-to-date period (October 1, 2016 to June 30, 2017) are:

                                                            SHARE ACTIVITY
                                       ------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                           9/30/2016    PURCHASES       SALES        6/30/2017       6/30/2017
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust Consumer Discretionary
    AlphaDEX(R) Fund                     1,266,809       328,206    (1,595,015)            --   $           --
First Trust Consumer Staples
    AlphaDEX(R) Fund                       960,706       257,983    (1,218,689)            --               --
First Trust Dow Jones Internet
    Index Fund                             651,136       321,985      (269,925)       703,196       66,620,789
 First Trust Energy AlphaDEX(R) Fund     3,029,997     1,191,447    (4,221,444)            --               --
First Trust Industrials/Producer
    Durables AlphaDEX(R) Fund                   --     1,843,721       (38,483)     1,805,238       63,833,216
First Trust Nasdaq Bank ETF                     --     2,419,104       (26,080)     2,393,024       63,247,624
First Trust NASDAQ-100-Technology
    Sector Index Fund                           --     1,164,041      (134,352)     1,029,689       64,242,297
First Trust Utilities AlphaDEX(R)
    Fund                                 1,731,592       951,711      (476,828)     2,206,475       59,949,926
                                                                                                --------------
                                                                                                $  317,893,852
                                                                                                ==============


                           3. DERIVATIVE TRANSACTIONS

Written option activity for FTHI for the fiscal year-to-date period (October 1, 2016 to June 30, 2017) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS         PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of period....         18       $     61,345
Options Written...............................        454          1,204,440
Options Expired...............................         --                 --
Options Exercised.............................         --                 --
Options Closed................................       (368)          (867,266)
                                                ---------       ------------
Options outstanding at June 30, 2017..........        104       $    398,519
                                                =========       ============

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


Written option activity for FTLB for the fiscal year-to-date period (October 1, 2016 to June 30, 2017) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS         PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of period....         12       $     40,344
Options Written...............................         48            144,582
Options Expired...............................         (2)              (564)
Options Exercised.............................         --                 --
Options Closed................................        (39)          (116,965)
                                                ---------       ------------
Options outstanding at June 30, 2017..........         19       $     67,397
                                                =========       ============

During the fiscal year-to-date period ended June 30, 2017, FTLB held purchased options with market values ranging from $117 to $14,040, as measured at each month end.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


                            LICENSING INFORMATION

Nasdaq, Nasdaq Inc., NASDAQ Technology Dividend Index(SM), NASDAQ Multi-Asset Diversified Income Index(SM), NASDAQ International Multi-Asset Diversified Income Index(SM), and NASDAQ Rising Dividend Achievers Index, are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF or First Trust Dorsey Wright Dynamic Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(R) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(R) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
            --------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2017
     -----------------

* Print the name and title of each signing officer under his or her signature.